Financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 80,318	$ 95,092
Derivative liabilities	1,837
Principal	479,535	702,181
Debt repayments	688,369
Operating lease commitments	8,422
Capital expenditure commitments	21,085
Mine restoration provision	21,138
Employee future benefits	5,025
Other liabilities	1,066
2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	80,318
Derivative liabilities	360
Debt repayments	160,280
Operating lease commitments	3,072
Capital expenditure commitments	21,085
Mine restoration provision	3,170
Employee future benefits	1,184
Other liabilities	302
2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	1,477
Debt repayments	56,858
Operating lease commitments	1,994
Capital expenditure commitments	0
Mine restoration provision	2,268
Employee future benefits	3,097
Other liabilities	302
2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	440,470
Operating lease commitments	1,629
Capital expenditure commitments	0
Mine restoration provision	3,711
Employee future benefits	248
Other liabilities	302
2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	21,790
Operating lease commitments	1,046
Capital expenditure commitments	0
Mine restoration provision	6,321
Employee future benefits	248
Other liabilities	160
2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	8,971
Operating lease commitments	681
Capital expenditure commitments	0
Mine restoration provision	5,668
Employee future benefits	248
Other liabilities	0
Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	395,822	344,149
Interest (estimated)	54,749
Revolving credit facility: | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	21,731
Revolving credit facility: | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	21,731
Revolving credit facility: | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	11,287
Revolving credit facility: | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Revolving credit facility: | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	57,242	50,569
Interest (estimated)	6,278
Fekola Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	2,764
Fekola Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	1,946
Fekola Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	1,119
Fekola Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	377
Fekola Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	72
Otjikoto Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	10,816	20,750
Interest (estimated)	758
Otjikoto Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	428
Otjikoto Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	234
Otjikoto Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	84
Otjikoto Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	12
Otjikoto Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	13,071	7,719
Interest (estimated)	1,871
Masbate Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	787
Masbate Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	570
Masbate Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	363
Masbate Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	142
Masbate Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	9
Finance lease obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,186	0
Interest (estimated)	147
Finance lease obligations | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	62
Finance lease obligations | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	45
Finance lease obligations | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	28
Finance lease obligations | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	12
Finance lease obligations | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Nicaraguan equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	398	1,344
Interest (estimated)	9
Nicaraguan equipment loans | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	9
Nicaraguan equipment loans | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Nicaraguan equipment loans | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Nicaraguan equipment loans | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Nicaraguan equipment loans | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Principal | Revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	400,000	$ 350,000
Principal | Revolving credit facility: | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility: | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility: | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	400,000
Principal | Revolving credit facility: | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Revolving credit facility: | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	58,634
Principal | Fekola Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	15,869
Principal | Fekola Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	15,869
Principal | Fekola Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	15,869
Principal | Fekola Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	9,397
Principal | Fekola Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,630
Principal | Otjikoto Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	10,922
Principal | Otjikoto Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	4,869
Principal | Otjikoto Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,453
Principal | Otjikoto Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,958
Principal | Otjikoto Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	642
Principal | Otjikoto Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	13,526
Principal | Masbate Equipment Loan Facility | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,347
Principal | Masbate Equipment Loan Facility | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,347
Principal | Masbate Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,347
Principal | Masbate Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,908
Principal | Masbate Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	577
Principal | Finance lease obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,186
Principal | Finance lease obligations | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	525
Principal | Finance lease obligations | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	525
Principal | Finance lease obligations | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	525
Principal | Finance lease obligations | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	525
Principal | Finance lease obligations | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	86
Principal | Nicaraguan equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	398
Principal | Nicaraguan equipment loans | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	398
Principal | Nicaraguan equipment loans | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Nicaraguan equipment loans | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Nicaraguan equipment loans | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Nicaraguan equipment loans | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	631,633
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	131,467
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	49,197
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	434,580
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	14,015
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	$ 2,374